Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and Cash Equivalents	$ 390,673	$ 987,187
Prepaid expenses	526,805	790,341
Total Current Assets	917,478	1,777,528
Cash and marketable securities held in Trust Account	92,029,147	91,997,501
Total assets	92,946,625	93,775,029
Current liabilities
Accrued expenses	1,544,646	290,148
Total current liabilities	1,544,646	290,148
Warrant liability	5,138,148	3,404,014
Deferred underwriting fee payable	3,220,000	3,220,000
Total liabilities	9,902,794	6,914,162
Commitments and Contingencies
Class A ordinary shares subject to possible redemption 7,804,383 and 8,186,086 shares at redemption value at June 30, 2021 and December 31, 2020	78,043,830	81,860,860
Stockholder's Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	10,938,952	7,121,960
Accumulated deficit	(5,939,364)	(2,122,328)
Total Stockholder's Equity	5,000,001	5,000,007
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	92,946,625	93,775,029
Surrozen Inc [Member]
Current assets
Cash and Cash Equivalents	18,850,000	34,982,000	$ 29,104,000
Prepaid expenses	1,789,000	1,042,000	310,000
Short-term Investments	6,598,000	14,200,000	0
Total Current Assets	27,237,000	50,224,000	29,414,000
Property and equipment, net	5,393,000	5,836,000	6,632,000
Operating lease right-of-use assets	4,928,000	5,556,000	5,985,000
Other assets	1,384,000	39,000	49,000
Restricted cash	405,000	405,000	405,000
Total assets	39,347,000	62,060,000	42,485,000
Current liabilities
Accounts Payable	1,405,000	1,776,000	972,000
Accrued expenses	6,558,000	3,394,000	1,427,000
Lease liabilities, current portion	2,009,000	2,108,000	1,501,000
Total current liabilities	9,972,000	7,278,000	3,900,000
Lease liabilities, noncurrent portion	6,553,000	7,489,000	9,199,000
Total liabilities	16,525,000	14,767,000	13,099,000
Commitments and Contingencies
Redeemable convertible preferred stock	133,097,000	133,097,000	83,211,000
Stockholder's Equity
Common stock	1,000	1,000	1,000
Additional paid-in capital	3,400,000	2,196,000	1,459,000
Accumulated deficit	(113,676,000)	(88,001,000)	(55,285,000)
Total Stockholder's Equity	(110,275,000)	(85,804,000)	(53,825,000)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	39,347,000	62,060,000	$ 42,485,000
Class A ordinary
Stockholder's Equity
Common stock	183	145
Class B ordinary
Stockholder's Equity
Common stock	$ 230	$ 230